UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07061 )

Exact name of registrant as specified in charter: Putnam Capital Appreciation Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Capital Appreciation Fund

The fund's portfolio
8/31/06 (Unaudited)

COMMON STOCKS (98.3%)(a)

	Shares	Value

Advertising and Marketing Services (--%)
Digitas, Inc. (NON)	29,900	$267,306

Airlines (1.5%)
Alaska Air Group, Inc. (NON)	22,151	838,858
Continental Airlines, Inc. Class B (NON)	8,600	215,774
ExpressJet Holdings, Inc. (NON)	258,905	1,809,746
JetBlue Airways Corp. (NON) (S)	618,000	6,328,320
		9,192,698

Automotive (2.2%)
Group 1 Automotive, Inc.	2,000	90,600
Harley-Davidson, Inc. (S)	175,300	10,256,803
Tenneco Automotive, Inc. (NON)	153,010	3,480,978
		13,828,381

Banking (7.4%)
Anchor BanCorp Wisconsin, Inc.	9,612	280,863
Bank of America Corp.	215,900	11,112,373
Bankunited Financial Corp. Class A	8,600	221,622
Center Financial Corp. (S)	2,518	61,439
City Holding Co.	6,266	246,755
Commerce Bancorp, Inc. (S)	517,400	17,234,594
Corus Bankshares, Inc. (S)	136,408	2,975,058
First Regional Bancorp (NON) (S)	1,995	56,359
FirstFed Financial Corp. (NON) (S)	74,695	3,798,988
Lakeland Financial Corp.	1,290	31,799
Provident Financial Holdings, Inc.	2,192	67,141
Republic Bancorp, Inc. Class A (S)	2,146	46,676
Southwest Bancorp, Inc.	4,361	115,785
U.S. Bancorp	290,800	9,325,956
		45,575,408

Biotechnology (0.6%)
Albany Molecular Research, Inc. (NON)	30,766	301,507
Applera Corp.- Applied Biosystems Group	75,300	2,307,945
Arqule, Inc. (NON)	12,050	61,214
Connetics Corp. (NON)	13,300	144,172
Diversa Corp. (NON) (S)	19,373	178,232
Incyte Pharmaceuticals, Inc. (NON)	14,587	74,540
Regeneron Pharmaceuticals, Inc. (NON)	24,296	385,820
Savient Pharmaceuticals, Inc. (NON) (S)	66,300	429,624
		3,883,054

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A (S)	64,400	497,168

Building Materials (0.9%)
Sherwin-Williams Co. (The)	100,400	5,184,656

Chemicals (1.1%)
FMC Corp.	11,878	725,983
Georgia Gulf Corp. (S)	158,355	4,202,742
NewMarket Corp. (S)	22,841	1,414,543
PolyOne Corp. (NON)	8,200	71,094
PW Eagle, Inc. (S)	8,631	300,963
		6,715,325

Commercial and Consumer Services (0.7%)
CBIZ, Inc. (NON) (S)	10,695	83,421
Chemed Corp.	21,077	830,645
Consolidated Graphics, Inc. (NON)	12,953	805,418
Escala Group, Inc. (NON) (S)	6,377	42,598
infoUSA, Inc.	17,400	143,724
Jackson Hewitt Tax Service, Inc. (S)	13,146	415,414
Spherion Corp. (NON)	23,074	172,363
Startek, Inc.	10,892	123,842
Tech Data Corp. (NON)	45,909	1,601,765
		4,219,190

Communications Equipment (1.3%)
Cisco Systems, Inc. (NON)	363,700	7,997,763
Tekelec (NON) (S)	21,119	280,883

		8,278,646

Computers (6.5%)
Adaptec, Inc. (NON) (S)	32,955	135,775
Agilysys, Inc.	8,561	115,745
Apple Computer, Inc. (NON)	183,200	12,430,120
Brocade Communications Systems, Inc. (NON) (S)	773,102	4,793,232
Catapult Communications Corp. (NON)	12,239	118,841
Checkpoint Systems, Inc. (NON) (S)	20,179	366,249
Dell, Inc. (NON)	660,400	14,892,020
Emulex Corp. (NON)	302,281	5,235,507
Kronos, Inc. (NON)	8,284	252,828
Magma Design Automation, Inc. (NON) (S)	14,771	111,964
Micros Systems, Inc. (NON) (S)	17,739	848,989
MTS Systems Corp.	2,600	87,282
SPSS, Inc. (NON) (S)	11,288	286,377
Trident Microsystems, Inc. (NON)	36,879	760,814
		40,435,743

Construction (--%)
Builders FirstSource, Inc. (NON) (S)	10,092	153,398

Consumer Cyclicals (0.4%)
CSS Industries, Inc. (S)	4,077	121,454
Hooker Furniture Corp.	1,223	18,076
Yankee Candle Co., Inc. (The) (S)	92,952	2,402,809
		2,542,339

Consumer Finance (7.2%)
Accredited Home Lenders Holding Co. (NON)	41,099	1,312,291
AmeriCredit Corp. (NON)	17,761	417,206
Asta Funding, Inc. (S)	14,068	464,947
Capital One Financial Corp.	332,300	24,291,130
CompuCredit Corp. (NON) (S)	64,167	1,870,468
Countrywide Financial Corp.	467,952	15,816,778
World Acceptance Corp. (NON) (S)	12,335	493,030
		44,665,850

Consumer Goods (0.4%)
Blyth Industries, Inc.	28,537	612,975
Chattem, Inc. (NON)	50,391	1,747,560
		2,360,535

Consumer Services (0.3%)
Alderwoods Group, Inc. (Canada) (NON) (S)	32,379	640,780
Labor Ready, Inc. (NON) (S)	64,413	1,103,395
		1,744,175

Distribution (--%)
BlueLinx Holdings, Inc.	6,904	72,975
Huttig Building Products, Inc. (NON)	9,865	47,944
		120,919

Electric Utilities (--%)
Alliant Energy Corp. (S)	3,135	114,710
Puget Energy, Inc.	2,312	52,321
		167,031

Electrical Equipment (0.1%)
Insteel Industries, Inc.	27,693	577,122

Electronics (0.7%)
Analogic Corp. (S)	8,858	503,400
Ansoft Corp. (NON)	10,940	262,998
Greatbatch, Inc. (NON)	10,500	256,830
IXYS Corp. (NON)	7,881	69,195
LSI Logic Corp. (NON)	28,842	232,178
Methode Electronics, Inc. Class A	20,432	162,230
Omnivision Technologies, Inc. (NON) (S)	94,621	1,570,709
Stoneridge, Inc. (NON)	12,387	104,918
TriQuint Semiconductor, Inc. (NON)	126,000	621,180
TTM Technologies, Inc. (NON)	38,858	499,714
		4,283,352

Energy (0.7%)
Lone Star Technologies, Inc. (NON) (S)	24,071	1,091,138
Parker Drilling Co. (NON)	471,740	3,349,354
		4,440,492

Financial (6.0%)

Asset Acceptance Capital Corp. (NON) (S)	8,907	131,735
Citigroup, Inc.	313,500	15,471,225
Freddie Mac	197,300	12,548,280
Independent Bank Corp.	8,152	204,615
MGIC Investment Corp.	76,800	4,444,416
Radian Group, Inc.	69,769	4,177,768
		36,978,039

Food (--%)
American Italian Pasta Co. Class A (S)	12,500	101,625

Forest Products and Packaging (0.5%)
Albany International Corp. (S)	10,576	369,314
Graphic Packaging Corp. (NON)	14,350	55,678
Louisiana-Pacific Corp.	53,372	1,043,956
Universal Forest Products, Inc. (S)	22,931	1,118,116
		2,587,064

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc.	8,346	109,583

Health Care Services (5.5%)
Aetna, Inc.	232,700	8,672,729
American Dental Partners, Inc. (NON)	3,807	62,663
AMICAS, Inc. (NON)	33,482	108,482
Express Scripts, Inc. (NON)	67,300	5,658,584
Lincare Holdings, Inc. (NON)	52,784	1,954,592
Manor Care, Inc.	14,307	746,825
Odyssey Healthcare, Inc. (NON)	15,422	247,369
Sierra Health Services, Inc. (NON)	15,288	655,855
UnitedHealth Group, Inc.	306,200	15,907,090
		34,014,189

Homebuilding (1.8%)
NVR, Inc. (NON)	21,100	10,838,015

Household Furniture and Appliances (0.2%)
American Woodmark Corp. (S)	16,351	515,547
Conn's, Inc. (NON) (S)	1,100	21,945
Kimball International, Inc. Class B	11,650	205,506
Select Comfort Corp. (NON) (S)	9,301	184,625
		927,623

Insurance (5.5%)
Affirmative Insurance Holdings, Inc.	6,118	90,363
American Physicians Capital, Inc. (NON)	3,631	179,117
AmerUs Group Co.	70,345	4,769,391
CNA Surety Corp. (NON) (S)	8,717	173,468
Commerce Group, Inc.	33,750	1,005,413
Delphi Financial Group Class A	26,586	1,033,664
Direct General Corp.	9,042	120,439
Everest Re Group, Ltd. (Barbados)	124,000	11,653,520
FBL Financial Group, Inc. Class A	1,200	39,792
FPIC Insurance Group, Inc. (NON)	2,238	92,295
Harleysville Group, Inc.	2,400	86,376
HCC Insurance Holdings, Inc.	135,394	4,398,951
Hilb, Rogal & Hamilton Co.	9,650	417,556
Infinity Property & Casualty Corp. (S)	12,781	485,039
Midland Co. (The) (S)	3,818	158,065
National Interstate Corp. (S)	3,312	91,974
Odyssey Re Holdings Corp. (S)	10,170	309,168
Presidential Life Corp. (S)	1,264	29,792
Safety Insurance Group, Inc.	5,400	277,668
Selective Insurance Group (S)	17,500	910,350
Stancorp Financial Group	22,740	1,059,002
Triad Guaranty, Inc. (NON) (S)	6,302	316,802
W.R. Berkley Corp.	134,236	4,698,260
Zenith National Insurance Corp.	48,223	1,822,829
		34,219,294

Investment Banking/Brokerage (4.0%)
Bear Stearns Cos., Inc. (The) (S)	95,300	12,422,355
Eaton Vance Corp.	45,302	1,204,580
Franklin Resources, Inc.	102,500	10,087,025
IndyMac Bancorp, Inc. (S)	22,595	883,465
		24,597,425

Leisure (--%)
Marine Products Corp. (S)	4,752	42,008

Lodging/Tourism (1.9%)
Las Vegas Sands Corp. (NON) (S)	114,900	8,021,169

Royal Caribbean Cruises, Ltd.	111,400	4,063,872
		12,085,041

Machinery (2.4%)
Applied Industrial Technologies, Inc.	15,115	341,750
Cascade Corp. (S)	35,903	1,364,314
Caterpillar, Inc.	180,600	11,982,810
Manitowoc Co., Inc. (The) (S)	16,893	746,671
Regal-Beloit Corp.	8,300	358,228
Wabtec Corp.	6,982	196,962
		14,990,735

Manufacturing (0.3%)
Blount International, Inc. (NON)	9,954	90,084
Graco, Inc.	3,816	144,245
Teleflex, Inc.	30,900	1,724,529
		1,958,858

Medical Technology (1.2%)
Bausch & Lomb, Inc. (S)	7,300	353,393
Boston Scientific Corp. (NON)	245,100	4,274,544
Candela Corp. (NON)	5,260	54,862
Hillenbrand Industries, Inc.	12,067	688,664
Immucor, Inc. (NON)	64,452	1,338,668
Medical Action Industries, Inc. (NON)	3,035	74,175
Respironics, Inc. (NON)	12,512	461,818
		7,246,124

Metals (2.2%)
A.M. Castle & Co.	15,130	427,574
AK Steel Holding Corp. (NON)	107,574	1,356,508
NS Group, Inc. (NON)	1,602	72,923
Quanex Corp.	92,869	3,188,193
Shiloh Industries, Inc. (NON)	2,136	29,562
Steel Dynamics, Inc.	84,966	4,485,355
United States Steel Corp.	75,800	4,409,286
		13,969,401

Natural Gas Utilities (--%)
Energen Corp.	1,079	47,088
Northwest Natural Gas Co. (S)	5,994	229,271
		276,359

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	37,822	548,419

Oil & Gas (6.0%)
Atwood Oceanics, Inc. (NON)	5,850	251,550
Cabot Oil & Gas Corp. Class A	2,854	145,725
Callon Petroleum Co. (NON)	15,973	247,102
EOG Resources, Inc.	107,500	6,968,150
Giant Industries, Inc. (NON)	54,593	4,460,248
Harvest Natural Resources, Inc. (NON)	39,350	503,287
Hess Corp. (S)	138,000	6,317,640
Occidental Petroleum Corp. (S)	201,800	10,289,782
St. Mary Land & Exploration Co.	5,300	216,240
Todco Class A	95,272	3,527,922
XTO Energy, Inc.	97,000	4,439,690
		37,367,336

Pharmaceuticals (2.0%)
Alpharma, Inc. Class A (S)	69,618	1,457,801
Endo Pharmaceuticals Holdings, Inc. (NON)	22,767	751,994
Enzon, Inc. (NON) (S)	21,277	174,046
King Pharmaceuticals, Inc. (NON)	188,425	3,056,254
Medicis Pharmaceutical Corp. Class A (S)	21,677	634,919
Mylan Laboratories, Inc.	72,497	1,473,139
Sciele Pharma, Inc. (NON)	3,400	59,500
Watson Pharmaceuticals, Inc. (NON)	188,146	4,824,063
		12,431,716

Power Producers (0.6%)
AES Corp. (The) (NON)	167,200	3,551,328

Publishing (--%)
Journal Register Co.	20,141	147,029

Real Estate (2.8%)
Anthracite Capital, Inc. (R)	40,392	519,037
CBL & Associates Properties (R)	108,539	4,421,879
CentraCore Properties Trust (R)	1,550	44,361

Equity Inns, Inc. (R)	146,765	2,257,246
FelCor Lodging Trust, Inc. (R) (S)	61,300	1,314,885
First Industrial Realty Trust (R) (S)	15,763	682,853
Highland Hospitality Corp. (R)	67,494	929,392
Hospitality Properties Trust (R)	42,212	1,955,260
Innkeepers USA Trust (R)	14,276	236,411
LTC Properties, Inc. (R) (S)	21,359	508,771
Medical Properties Trust, Inc. (R)	19,799	265,109
National Health Investors, Inc. (R)	52,309	1,430,128
National Retail Properties, Inc. (R) (S)	22,814	507,383
Nationwide Health Properties, Inc. (R) (S)	22,900	596,774
NorthStar Realty Finance Corp. (R)	33,400	400,466
Omega Healthcare Investors, Inc. (R)	44,343	654,946
RAIT Investment Trust (R)	24,938	697,765
Sunstone Hotel Investors, Inc. (R)	3,200	95,680
		17,518,346

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	44,500	224,725

Restaurants (0.4%)
Denny's Corp. (NON)	56,931	191,288
Domino's Pizza, Inc.	76,914	1,880,547
Luby's, Inc. (NON)	16,556	157,448
		2,229,283

Retail (8.0%)
Bed Bath & Beyond, Inc. (NON)	141,000	4,755,930
Best Buy Co., Inc.	83,400	3,919,800
Blair Corp.	1,194	28,537
Books-A-Million, Inc. (S)	13,600	216,920
Brown Shoe Co., Inc.	5,600	178,920
Buckle, Inc. (The)	11,788	399,613
Cato Corp. (The) Class A	86,706	2,014,180
CSK Auto Corp. (NON)	15,257	174,998
Dollar Tree Stores, Inc. (NON)	20,135	579,485
Genesco, Inc. (NON) (S)	4,997	137,318
Home Depot, Inc. (The)	399,300	13,691,997
Ingles Markets, Inc. Class A (S)	4,825	123,520
Payless ShoeSource, Inc. (NON) (S)	78,506	1,841,751
Rent-A-Center, Inc. (NON)	127,656	3,459,478
Retail Ventures, Inc. (NON)	19,835	284,236
Systemax, Inc. (NON)	13,517	154,770
Timberland Co. (The) Class A (NON) (S)	72,567	2,061,628
Toro Co. (The)	67,661	2,707,117
Tween Brands, Inc. (NON)	17,647	601,057
Wal-Mart Stores, Inc.	194,100	8,680,152
Wilsons The Leather Experts, Inc. (NON) (S)	8,091	24,758
Wolverine World Wide, Inc.	146,224	3,689,232
		49,725,397

Schools (0.4%)
Career Education Corp. (NON)	143,148	2,741,284

Semiconductor (0.7%)
Advanced Energy Industries, Inc. (NON) (S)	9,777	140,495
Applied Materials, Inc.	254,700	4,299,336
		4,439,831

Shipping (0.2%)
ABX Air, Inc. (NON)	24,331	135,037
Arkansas Best Corp.	16,001	706,444
Maritrans, Inc. (S)	4,862	120,335
		961,816

Software (5.8%)
Aspen Technology, Inc. (NON)	29,955	334,298
BMC Software, Inc. (NON) (SEG)	226,289	6,023,813
Citrix Systems, Inc. (NON)	53,677	1,646,810
Hyperion Solutions Corp. (NON)	116,944	3,873,185
Microsoft Corp.	480,800	12,351,752
MicroStrategy, Inc. (NON) (S)	49,014	4,470,077
Oracle Corp. (NON)	403,100	6,308,515
SYNNEX Corp. (NON)	13,582	301,928
Websense, Inc. (NON)	48,749	1,007,642
		36,318,020

Staffing (0.1%)
Hewitt Associates, Inc. Class A (NON) (S)	17,522	393,719

Technology Services (3.9%)
Acxiom Corp.	105,192	2,555,114
BISYS Group, Inc. (The) (NON) (S)	23,030	236,979

eBay, Inc. (NON)	288,400	8,034,824
Google, Inc. Class A (NON)	14,600	5,526,538
SonicWall, Inc. (NON)	38,895	399,063
Tyler Technologies, Inc. (NON)	20,640	269,971
United Online, Inc.	208,340	2,389,660
Yahoo!, Inc. (NON)	169,100	4,873,462
		24,285,611

Telecommunications (1.6%)
ADTRAN, Inc.	33,200	825,684
Brightpoint, Inc. (NON)	3,685	61,318
Broadwing Corp. (NON)	25,704	294,311
CenturyTel, Inc.	84,353	3,358,936
j2 Global Communications, Inc. (NON)	25,372	637,598
Sprint Nextel Corp.	251,000	4,246,920
USA Mobility, Inc.	7,700	175,945
UTStarcom, Inc. (NON) (S)	74,050	607,951
		10,208,663

Textiles (0.5%)
Columbia Sportswear Co. (NON) (S)	43,978	2,147,006
Jones Apparel Group, Inc.	9,449	295,754
Kellwood Co.	22,352	612,668
		3,055,428

Tobacco (--%)
Alliance One International, Inc.	18,003	72,552

Toys (0.7%)
Hasbro, Inc.	219,859	4,463,138
Jakks Pacific, Inc. (NON) (S)	6,549	107,011
		4,570,149

Transportation Services (0.1%)
HUB Group, Inc. Class A (NON)	21,672	504,958

Trucks & Parts (0.8%)
Autoliv, Inc. (Sweden)	87,965	4,971,782
Noble International, Ltd. (S)	9,927	128,246
		5,100,028

Waste Management (--%)
Darling International, Inc. (NON)	22,181	91,608

Total common stocks (cost $582,298,643)		$610,561,417

SHORT-TERM INVESTMENTS (14.9%)(a)
	Principal amount /
	shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.22% to 5.44% and
due dates ranging from September 1, 2006 to
October 6, 2006 (d)	$80,159,655	$80,022,742
Putnam Prime Money Market Fund (e)	12,770,940	12,770,940

Total short-term investments (cost $92,793,682)		$92,793,682

TOTAL INVESTMENTS

Total investments (cost $675,092,325) (b)		$703,355,099

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	16	$4,569,600	Sep-06	$122,630
Russel 2000 Index Mini (Long)	26	1,659,910	Sep-06	99,384
S&P Mid-Cap 400 E-Mini (Long)	16	1,051,400	Sep-06	38,730

Total				$260,744

NOTES

(a) Percentages indicated are based on net assets of $621,093,942.

(b) The aggregate identified cost on a tax basis is $675,190,438, resulting in gross unrealized appreciation and depreciation of $68,581,013 and $40,416,352, respectively, or net unrealized appreciation of $28,164,661.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2006, the value of securities loaned amounted to $77,798,419. Certain of these securities were sold prior to period end. The fund received cash collateral of $80,022,742 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $128,682 for the period ended August 31, 2006. During the period ended August 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $37,505,016 and $30,646,065, respectively.

At August 31, 2006, liquid assets totaling $7,280,910 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Capital Appreciation Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006